Fair Value Measurements - Additional Information (Detail)	Mar. 31, 2025	Mar. 31, 2024
Foreign bonds [Member] | Japanese bonds [Member]
Statements [Line Items]
Percentage of total investment in bonds	32.00%	29.00%
Foreign bonds [Member] | US European and other bonds [Member]
Statements [Line Items]
Percentage of total investment in bonds	68.00%	71.00%
Other equity securities [Member] | Listed stocks on the Japanese stock markets [Member]
Statements [Line Items]
Percentage of total investment in stocks	79.00%	85.00%